Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUES	$ 4,286,431	$ 5,918,215	$ 24,734,759	$ 10,172,379
COST OF REVENUES	(3,703,026)	(5,120,576)	(25,921,936)	(8,787,018)
GROSS (LOSS)/PROFIT	583,405	797,639	(1,187,177)	1,385,361
OPERATING EXPENSES
Selling and marketing	(46,390)	(153,245)	(413,654)	(13,406)
General and administrative	(460,315)	(455,962)	(2,007,343)	(2,236,273)
Total operating expenses	(506,705)	(609,207)	(2,420,997)	(2,249,679)
LOSS FROM OPERATIONS	76,700	188,432	(3,608,174)	(864,318)
Interest income	1,967	42	230	130
Interest expenses	(2,232)	(4,960)	(19,142)	(20,799)
Other income/(expenses)	13,237	23,745	62,784	(79,560)
LOSS BEFORE INCOME TAX EXPENSE	89,672	207,259	(3,564,302)	(964,547)
Income tax expense	(10,725)	(3,359)	(25,867)	(16,070)
NET LOSS	78,947	203,900	(3,590,169)	(980,617)
Foreign currency translation (loss)/gain	(30,516)	(4,455)	(159,605)	91,443
TOTAL COMPREHENSIVE LOSS	$ 48,431	$ 199,445	$ (3,749,774)	$ (889,174)
LOSS PER SHARE
Basic and diluted	$ 0.00	$ 0.01	$ (0.14)	$ (0.04)
Weighted average number of shares outstanding – Basic and diluted	26,153,818	25,346,004	25,817,990	25,346,004